Consolidated Statements of Operations - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Operating expenses:
Research and development	$ 0	$ 342,727	$ 1,456,119
General and administrative	511	492,905	2,045,047
Total operating expenses	511	835,632	3,501,166
Other income (expense):
Interest income	0	91	36
Equity in loss of affiliated company	0	(5,102)	0
Change in valuation of derivative liability	0	0	(20,800)
Non-cash interest expense on convertible notes	0	0	(30,121)
Accretion to redemption value on convertible notes	0	0	(130,027)
Total other expense, net	0	(5,011)	(180,912)
Loss before provision for income taxes	(511)	(840,643)	(3,682,078)
Provision for income taxes	0	1,600	2,400
Net loss	$ (511)	$ (842,243)	$ (3,684,478)
Basic loss per common share	$ 0	$ (1.12)	$ (0.55)
Diluted loss per common share	$ 0	$ (1.12)	$ (0.55)
Weighted average number of common shares outstanding – basic and diluted	0	752,407	6,712,675